FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	$ 591,875		$ 498,000
Brazilian bonds-Debentures			18,647
Finance leases	194,765	$ 184,099	5,527
Bank borrowings, undiscounted cash flows	24,048		40,748
Trade and other payables	177,855		199,277
Total financial liabilities	1,030,782		763,326
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	30,625		24,500
Brazilian bonds-Debentures			4,698
Finance leases	66,415		3,785
Bank borrowings, undiscounted cash flows	23,248		36,176
Trade and other payables	166,111		184,886
Total financial liabilities	286,399		254,045
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	30,625		24,500
Brazilian bonds-Debentures			4,378
Finance leases	52,134		1,691
Bank borrowings, undiscounted cash flows	449		3,726
Trade and other payables	11,744		14,391
Total financial liabilities	94,952		48,686
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	530,625		24,500
Brazilian bonds-Debentures			4,091
Finance leases	41,069		794
Bank borrowings, undiscounted cash flows	351		474
Trade and other payables	0		0
Total financial liabilities	572,045		29,859
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0		424,500
Brazilian bonds-Debentures			3,759
Finance leases	32,079		384
Bank borrowings, undiscounted cash flows	0		372
Trade and other payables	0		0
Total financial liabilities	32,079		429,015
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0		0
Brazilian bonds-Debentures			1,721
Finance leases	21,481		0
Bank borrowings, undiscounted cash flows	0		0
Trade and other payables	0		0
Total financial liabilities	21,481		1,721
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0		0
Brazilian bonds-Debentures			0
Finance leases	23,826		0
Bank borrowings, undiscounted cash flows	0		0
Trade and other payables	0		0
Total financial liabilities	$ 23,826		$ 0